UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom            May 15, 2013
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $2,485,920
                                       (thousands)


List of Other Included Managers: None

                                                         FORM 13F INFORMATION TABLE
                                                         Cedar Rock Capital Limited
                                                               March 31, 2013



COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS   SOLE  SHARED  NONE
AUTOMATIC DATA PROCESSING IN        COM          053015103    422,372    6,495,027 SH          SOLE       NONE    6,495,027
CLOROX CO DEL                       COM          189054109    270,687    3,057,570 SH          SOLE       NONE    3,057,570
DOMINOS PIZZA INC                   COM          25754A201    291,711    5,670,894 SH          SOLE       NONE    5,670,894
DR PEPPER SNAPPLE GROUP INC         COM          26138E109    633,651   13,496,299 SH          SOLE       NONE   13,496,299
LEE ENTERPRISES INC                 COM          523768109      4,374    3,444,202 SH          SOLE       NONE    3,444,202
PHILIP MORRIS INTL INC              COM          718172109    331,477    3,575,416 SH          SOLE       NONE    3,575,416
PROCTER & GAMBLE CO                 COM          742718109    531,648    6,899,146 SH          SOLE       NONE    6,899,146

                                                            2,485,920


SK 21623 0002 1378953